Accounting policies, presentation and estimates (Tables)	6 Months Ended
Jun. 30, 2020
Accounting policies, presentation and estimates
Schedule of the key UK economic assumptions made by the Group

				Modelled	Adjusted
	Base case	Upside	Downside	severe	severe
	%	%	%	%	%
At 30 June 2020
GDP	0.4	0.8	0.3	(0.4)	(0.8)
Interest rate	0.15	1.06	0.16	0.03	0.03
Unemployment rate	6.0	5.5	7.1	8.1	8.8
House price growth	0.4	4.7	(4.8)	(9.6)	(9.6)
Commercial real estate price growth	(0.6)	2.7	(3.5)	(8.0)	(8.0)

At 31 December 2019
GDP	1.4	1.7	1.2	0.5	n/a
Interest rate	1.25	2.04	0.49	0.11	n/a
Unemployment rate	4.3	3.9	5.8	7.2	n/a
House price growth	1.0	4.8	(3.2)	(7.7)	n/a
Commercial real estate price growth	0.0	1.8	(3.8)	(7.1)	n/a

				Modelled	Adjusted
	Base case	Upside	Downside	severe	severe
	%	%	%	%	%
At 30 June 2020
GDP	1.9	4.0	1.7	(1.8)	(2.0)
Interest rate	0.25	1.50	0.21	0.10	0.10
Unemployment rate	9.0	8.6	9.2	9.7	12.5
House price growth	2.1	25.8	0.4	0.4	0.4
Commercial real estate price growth	(2.7)	14.8	(2.7)	(2.7)	(2.7)

At 31 December 2019
GDP	7.0	8.6	6.2	2.7	n/a
Interest rate	1.75	2.56	0.75	0.75	n/a
Unemployment rate	4.6	4.6	6.9	8.3	n/a
House price growth	5.2	26.3	(1.9)	(2.3)	n/a
Commercial real estate price growth	0.1	10.4	(0.6)	(1.1)	n/a

				Modelled	Adjusted
	Base case	Upside	Downside	severe	severe
	%	%	%	%	%
At 30 June 2020
GDP	(19.7)	(19.5)	(19.8)	(20.2)	(26.1)
Interest rate	0.10	0.10	0.08	0.01	0.01
Unemployment rate	3.9	3.9	3.9	3.9	3.9
House price growth	(6.1)	(3.8)	(21.6)	(39.7)	(39.7)
Commercial real estate price growth	(20.0)	(11.5)	(27.2)	(42.3)	(42.3)

At 31 December 2019
GDP	0.4	0.7	0.2	(2.7)	n/a
Interest rate	0.75	0.75	0.35	0.01	n/a
Unemployment rate	3.8	3.4	3.9	3.9	n/a
House price growth	(2.7)	(0.8)	(14.8)	(33.1)	n/a
Commercial real estate price growth	(0.9)	0.3	(17.5)	(30.9)	n/a

	2020	2021	2022	2020-22
	%	%	%	%
Base Case
GDP	(10.0)	6.0	3.0	(1.8)
Interest rate	0.10	0.10	0.10	0.10
Unemployment rate	7.2	7.0	5.7	6.7
House price growth	(6.0)	(0.1)	2.9	(3.3)
Commercial real estate price growth	(20.0)	10.0	4.0	(8.5)

Upside
GDP	(9.5)	7.5	3.1	0.3
Interest rate	0.21	1.15	1.42	0.92
Unemployment rate	7.1	6.2	4.9	6.1
House price growth	(3.7)	5.0	9.0	10.2
Commercial real estate price growth	(8.4)	18.6	3.4	12.4

Downside
GDP	(10.2)	5.8	3.1	(2.0)
Interest rate	0.09	0.12	0.19	0.13
Unemployment rate	7.3	7.7	6.8	7.3
House price growth	(8.0)	(6.1)	(4.5)	(17.5)
Commercial real estate price growth	(27.2)	4.0	2.9	(22.1)

Severe downside – Modelled
GDP	(10.9)	3.0	2.2	(6.2)
Interest rate	0.06	0.01	0.02	0.03
Unemployment rate	7.5	8.9	8.4	8.3
House price growth	(9.5)	(11.5)	(11.7)	(29.2)
Commercial real estate price growth	(36.2)	(7.8)	(1.4)	(41.9)

Severe downside - Adjusted
GDP	(17.2)	4.1	5.2	(9.4)
Interest rate	0.06	0.01	0.02	0.03
Unemployment rate	8.0	11.6	9.2	9.6
House price growth	(9.5)	(11.5)	(11.7)	(29.2)
Commercial real estate price growth	(36.2)	(7.8)	(1.4)	(41.9)

	2020	2020	2020	2020	2021	2021	2021	2021
	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4
	%	%	%	%	%	%	%	%
Base Case
GDP	(1.6)	(19.3)	(10.9)	(8.1)	(4.7)	18.1	7.7	5.1
Interest rate	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Unemployment rate	3.9	7.5	8.5	9.0	8.0	7.4	6.6	6.2
House price growth	2.8	0.9	(2.4)	(6.0)	(6.3)	(4.0)	(1.1)	(0.1)
Commercial real estate price growth	(5.0)	(12.3)	(19.9)	(20.0)	(14.4)	(3.7)	7.7	10.0

Schedule of ECL allowance calculated under each scenario

	Probability				Severe
	-weighted	Upside	Base case	Downside	downside
	£m	£m	£m	£m	£m

UK Mortgages	1,111	773	929	1,264	2,214
Other Retail	2,404	2,208	2,383	2,510	2,741
Commercial Banking	2,763	2,416	2,656	2,954	3,553
Other	263	63	63	64	2,064
At 30 June 2020	6,541	5,460	6,031	6,792	10,572

UK Mortgages	569	317	464	653	1,389
Other Retail	1,521	1,443	1,492	1,564	1,712
Commercial Banking	1,315	1,211	1,258	1,382	1,597
Other	50	50	50	50	50
At 31 December 2019	3,455	3,021	3,264	3,649	4,748

Schedule of sensitivity of ECL to key economic variables

	At 30 June 2020		At 31 December 2019
	10pp increase	10 pp decrease	10pp increase	10 pp decrease
	in HPI	in HPI	in HPI	in HPI
ECL impact, £m	(149)	185	(110)	147

	At 30 June 2020		At 31 December 2019
	1pp increase in	1pp decrease in	1pp increase in	1 pp decrease in
	unemployment	unemployment	unemployment	unemployment
ECL impact, £m	294	(276)	141	(143)

Schedule of post model adjustment

		Economic
		outlook	Other
	Modelled	post-model	post-model	Total
	ECL	adjustments	adjustments	ECL
	£m	£m	£m	£m
UK Mortgages	803	50	258	1,111
Other Retail	2,008	358	38	2,404
Commercial Banking	2,685	28	50	2,763
Other	63	200	–	263
At 30 June 2020	5,559	636	346	6,541

At 31 December 2019	3,294	—	161	3,455